OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Other Liabilities, Current [Abstract]
OTHER CURRENT LIABILITIES
NOTE 9        -        OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:

	As of December 31,
	2018	2017
Tax payables	$12,096	$8,567
Interest payable	986	3,160
Others	4,035	4,159
	$17,117	$15,886